Share-Based Payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payments (Details) [Line Items]
Maturity Year	2 years
Vesting rule percentage	50.00%
Distributed shares percentage	50.00%
Vested equally Percentage	25.00%
Vest term	2 years
Vested options per share (in Dollars per share)	$ 2,000
Valuation amount	$ 600,000,000
Revenue amount	$ 50,000,000
Weighted average remaining contractual life	10 years	10 years
Fair value of options granted	$ 1,552.19	$ 764.8
Strike price	2,000	2,000
Bottom of Range [Member]
Share-Based Payments (Details) [Line Items]
Fair value of the warrants	325,782	70,033
Top of Range [Member]
Share-Based Payments (Details) [Line Items]
Fair value of the warrants	$ 414,987	$ 98,015
General employee share based payment plan [Member]
Share-Based Payments (Details) [Line Items]
Maturity Year	4 years 6 months
Vesting rule percentage	25.00%
Distributed shares percentage	25.00%
Vest term	3 years